Operating leases	12 Months Ended
Mar. 31, 2018
Disclosure of Operating leases [Abstract]
Disclosure of leases [text block]
30.	Operating leases

The Group leases office buildings and other equipment under operating lease arrangements that are renewable on a periodic basis at the option of both the lessor and the lessee. Some of the leases include rent escalation clauses. Rental expenses under these leases were ₹ 463,283, ₹ 424,829 and ₹ 400,026 for the years ended March 31, 2018, 2017 and 2016 respectively. The schedule of future minimum rental payments in respect of operating leases is set out below:

As at March 31, 2018
Lease obligations	Total	Less than 1 year	1-5 years	More than 5 years
Non-cancellable operating lease obligations	990,859	112,358	491,948	386,553

As at March 31, 2017
Lease obligations	Total	Less than 1 year	1-5 years	More than 5 years
Non-cancellable operating lease obligations	1,102,328	111,469	477,441	513,418

Operating lease income:

The company has given plant and machinery under operating lease arrangements to its customers the period of which are generally up to 5 years. The schedule of minimum lease rental incomes in respect of these operating lease arrangements are given below:

	As at	As at
	March 31, 2018	March 31, 2017
Receivables not later than one year	17,472	207,266
Receivables later than one year and not later than five years	27,853	23,746
	45,325	231,012